Share-Based Compensation - Schedule of Share Based Compensation Options Outstanding and Exercisable by Price Range (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30	5,785,780	5,255,781	4,873,174	3,865,242
Weighted Average Remaining Contractual Life-Years	5 years 4 months 13 days	5 years 29 days
Weighted Average Exercise Price	$ 0.88	$ 1.05	$ 0.95	$ 0.58
Aggregate Intrinsic Value of Exercisable Options	$ 6,275,386	$ 5,110,000
Exercisable Options, Number Exercisable	3,662,932	3,613,287	3,261,834
Exercisable Options, Weighted Average Remaining Contractual Life-Years	3 years 2 months 23 days	3 years 5 months 12 days
Exercisable Options, Weighted Average Exercise Price	$ 0.65	$ 0.65	$ 0.55
Exercisable Options, Aggregate Intrinsic Value	5,715,131	4,775,400
$0.00 - $0.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		461,000
Weighted Average Remaining Contractual Life-Years		5 years 4 days
Weighted Average Exercise Price		$ 0.18
Aggregate Intrinsic Value of Exercisable Options		816,170
Exercisable Options, Number Exercisable		421,000
Exercisable Options, Weighted Average Remaining Contractual Life-Years		4 years 11 months 16 days
Exercisable Options, Weighted Average Exercise Price		$ 0.18
Exercisable Options, Aggregate Intrinsic Value		745,370
$0.25 - $0.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		790,000
Weighted Average Remaining Contractual Life-Years		3 years 11 months 9 days
Weighted Average Exercise Price		$ 0.40
Aggregate Intrinsic Value of Exercisable Options		1,224,300
Exercisable Options, Number Exercisable		700,000
Exercisable Options, Weighted Average Remaining Contractual Life-Years		3 years 7 months 28 days
Exercisable Options, Weighted Average Exercise Price		$ 0.42
Exercisable Options, Aggregate Intrinsic Value		1,074,000
$0.50 - $0.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		1,216,100
Weighted Average Remaining Contractual Life-Years		2 years 8 months 1 day
Weighted Average Exercise Price		$ 0.52
Aggregate Intrinsic Value of Exercisable Options		1,737,935
Exercisable Options, Number Exercisable		1,200,553
Exercisable Options, Weighted Average Remaining Contractual Life-Years		2 years 7 months 10 days
Exercisable Options, Weighted Average Exercise Price		$ 0.52
Exercisable Options, Aggregate Intrinsic Value		1,716,947
$0.75 - $0.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		1,000,000
Weighted Average Remaining Contractual Life-Years		2 years 3 months 18 days
Weighted Average Exercise Price		$ 0.75
Aggregate Intrinsic Value of Exercisable Options		1,200,000
Exercisable Options, Number Exercisable		1,000,000
Exercisable Options, Weighted Average Remaining Contractual Life-Years		2 years 3 months 18 days
Exercisable Options, Weighted Average Exercise Price		$ 0.75
Exercisable Options, Aggregate Intrinsic Value		1,200,000
$1.00 - $1.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		10,000
Weighted Average Remaining Contractual Life-Years		3 years 2 months 19 days
Weighted Average Exercise Price		$ 1.01
Aggregate Intrinsic Value of Exercisable Options		9,400
Exercisable Options, Number Exercisable		10,000
Exercisable Options, Weighted Average Remaining Contractual Life-Years		3 years 2 months 19 days
Exercisable Options, Weighted Average Exercise Price		$ 1.01
Exercisable Options, Aggregate Intrinsic Value		9,400
$1.25 - $1.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		159,811
Weighted Average Remaining Contractual Life-Years		8 years 2 months 9 days
Weighted Average Exercise Price		$ 1.34
Aggregate Intrinsic Value of Exercisable Options		97,377
Exercisable Options, Number Exercisable		43,974
Exercisable Options, Weighted Average Remaining Contractual Life-Years		7 years 7 months 24 days
Exercisable Options, Weighted Average Exercise Price		$ 1.30
Exercisable Options, Aggregate Intrinsic Value		28,583
$1.50 - $1.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		33,991
Weighted Average Remaining Contractual Life-Years		9 years 4 months 13 days
Weighted Average Exercise Price		$ 1.53
Aggregate Intrinsic Value of Exercisable Options		14,276
Exercisable Options, Weighted Average Remaining Contractual Life-Years
$1.75 - $1.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		545,586
Weighted Average Remaining Contractual Life-Years		9 years 8 months 12 days
Weighted Average Exercise Price		$ 1.93
Aggregate Intrinsic Value of Exercisable Options		10,542
Exercisable Options, Number Exercisable		10,000
Exercisable Options, Weighted Average Remaining Contractual Life-Years		8 years 10 months 2 days
Exercisable Options, Weighted Average Exercise Price		$ 1.84
Exercisable Options, Aggregate Intrinsic Value		$ 1,100
$2.00 - $2.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		271,322
Weighted Average Remaining Contractual Life-Years		8 years 9 months 7 days
Weighted Average Exercise Price		$ 2.11
Exercisable Options, Number Exercisable		54,299
Exercisable Options, Weighted Average Remaining Contractual Life-Years		8 years 9 months 7 days
Exercisable Options, Weighted Average Exercise Price		$ 2.11
$2.25 - $2.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30		767,971
Weighted Average Remaining Contractual Life-Years		8 years 4 months 2 days
Weighted Average Exercise Price		$ 2.36
Exercisable Options, Number Exercisable		173,461
Exercisable Options, Weighted Average Remaining Contractual Life-Years		8 years 3 months 11 days
Exercisable Options, Weighted Average Exercise Price		$ 2.35
Minimum [Member] | $0.00 - $0.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.00
Minimum [Member] | $0.25 - $0.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.25
Minimum [Member] | $0.50 - $0.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.50
Minimum [Member] | $0.75 - $0.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.75
Minimum [Member] | $1.00 - $1.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.00
Minimum [Member] | $1.25 - $1.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.25
Minimum [Member] | $1.50 - $1.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.50
Minimum [Member] | $1.75 - $1.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.75
Minimum [Member] | $2.00 - $2.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 2.00
Minimum [Member] | $2.25 - $2.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 2.25
Maximum [Member] | $0.00 - $0.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.24
Maximum [Member] | $0.25 - $0.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.49
Maximum [Member] | $0.50 - $0.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.74
Maximum [Member] | $0.75 - $0.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 0.99
Maximum [Member] | $1.00 - $1.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.24
Maximum [Member] | $1.25 - $1.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.49
Maximum [Member] | $1.50 - $1.74 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.74
Maximum [Member] | $1.75 - $1.99 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 1.99
Maximum [Member] | $2.00 - $2.24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 2.24
Maximum [Member] | $2.25 - $2.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price		$ 2.49